Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Foreign Exchange Rates

The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements :

Foreign exchange rate for 1 Euro		Year ended December 31, 2017		Year ended December 31, 2016		Year ended December 31, 2015
		Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1273	1.1993	1.1063	1.0541	1.1089	1.0887
Swiss Francs	CHF	1.1103	1.1702	1.0901	1.0739	1.0669	1.0835
Czech Koruna	CZK	26.3151	25.5349	27.0342	27.0210	27.2762	27.0226